Commitments (Tables)	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments under Operating Leases

The Bank has non-cancelable operating leases for branch offices. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of June 30, 2014:

Years Ending June 30:	(In Thousands)
2015	$1,761
2016	1,629
2017	1,455
2018	1,126
2019	806
Thereafter	3,261

Total Minimum Payments Required	$10,038

Schedule of Composition of Total Rental Expense for Operating Leases	The following schedule shows the composition of total rental expense for all operating leases:

	June 30,
	2014	2013	2012
	(In Thousands)

Minimum rentals	$1,716	$1,629	$1,520

Schedule of Outstanding Loan Commitments

The outstanding loan commitments are as follows:

	June 30,
	2014	2013
	(In Thousands)

Mortgage loans	$27,452	$58,448
Home equity loans	1,374	1,692
Business loans	350	500
Construction loans in process	6,385	11,100
Consumer home equity and overdraft lines of credit	35,765	37,972
Commercial lines of credit	24,070	31,434

	$95,396	$141,146